AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.5%
Industrials – 15.3%
Aerospace & Defense – 7.0%
Airbus SE	41,910	$5,609,590
BAE Systems PLC	343,020	4,168,325
Melrose Industries PLC	703,550	4,010,513
Safran SA	36,560	5,729,287

		19,517,715

Electrical Equipment – 2.8%
Fuji Electric Co., Ltd.	91,400	4,116,258
Prysmian SpA	87,860	3,526,548

		7,642,806

Industrial Conglomerates – 1.0%
Hitachi Ltd.	45,900	2,844,769

Machinery – 3.3%
Alstom SA	92,784	2,205,215
Amada Co., Ltd.	426,600	4,288,729
Kawasaki Heavy Industries Ltd.(a)	111,500	2,697,728

		9,191,672

Professional Services – 1.2%
dip Corp.	68,700	1,691,236
UT Group Co., Ltd.(b)	100,500	1,496,868

		3,188,104

		42,385,066

Consumer Discretionary – 13.3%
Automobile Components – 0.9%
Forvia SE (Paris)(b)	124,574	2,562,919

Automobiles – 3.8%
Stellantis NV (France)	324,768	6,222,832
Suzuki Motor Corp.	108,800	4,376,042

		10,598,874

Hotels, Restaurants & Leisure – 1.0%
Entain PLC	232,830	2,640,715

Household Durables – 2.5%
Persimmon PLC	188,940	2,474,450
Sony Group Corp.	54,700	4,473,123

		6,947,573

Specialty Retail – 2.5%
JD Sports Fashion PLC	2,341,180	4,252,818
Kingfisher PLC	982,110	2,666,047

		6,918,865

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 2.6%
Burberry Group PLC	161,860	$3,751,090
Kering SA	7,650	3,475,876

		7,226,966

		36,895,912

Financials – 13.1%
Banks – 8.9%
ABN AMRO Bank NV(c)	233,890	3,305,463
Bank of Ireland Group PLC	354,231	3,462,825
Erste Group Bank AG	119,380	4,123,011
KBC Group NV	71,720	4,465,043
NatWest Group PLC	1,720,550	4,921,730
Resona Holdings, Inc.	773,700	4,277,926

		24,555,998

Financial Services – 1.1%
ORIX Corp.(a)	156,900	2,929,698

Insurance – 3.1%
SCOR SE	117,710	3,654,526
Suncorp Group Ltd.	565,990	5,042,764

		8,697,290

		36,182,986

Consumer Staples – 12.4%
Beverages – 1.6%
Heineken NV	51,590	4,548,252

Consumer Staples Distribution & Retail – 4.2%
Carrefour SA	217,520	3,735,928
HelloFresh SE(b)	83,310	2,475,514
Koninklijke Ahold Delhaize NV	178,980	5,394,401

		11,605,843

Food Products – 3.8%
Nestle SA (REG)	80,140	9,071,527
Nomad Foods Ltd.(b)	88,830	1,351,993

		10,423,520

Personal Care Products – 0.6%
Haleon PLC	417,188	1,729,280

Tobacco – 2.2%
British American Tobacco PLC	193,660	6,080,668

		34,387,563

Health Care – 9.7%
Health Care Equipment & Supplies – 0.9%
ConvaTec Group PLC(c)	933,509	2,473,863

Health Care Providers & Services – 1.8%
Fresenius SE & Co. KGaA	156,830	4,871,174

Pharmaceuticals – 7.0%
Nippon Shinyaku Co., Ltd.	66,800	2,820,671
Roche Holding AG (Genusschein)	32,830	8,962,624
Sanofi	72,170	7,749,272

		19,532,567

		26,877,604

Company	Shares	U.S. $ Value

Communication Services – 8.2%
Diversified Telecommunication Services – 3.1%
Deutsche Telekom AG (REG)	273,100	$5,728,762
Nippon Telegraph & Telephone Corp.	2,415,900	2,859,543

		8,588,305

Entertainment – 4.1%
GungHo Online Entertainment, Inc.	129,900	2,050,483
Konami Group Corp.(a)	87,700	4,623,931
Ubisoft Entertainment SA(b)	149,160	4,833,803

		11,508,217

Media – 1.0%
Criteo SA (Sponsored ADR)(b)	91,903	2,683,568

		22,780,090

Materials – 8.1%
Chemicals – 3.0%
Arkema SA	41,470	4,082,333
Tosoh Corp.	326,500	4,186,087

		8,268,420

Construction Materials – 1.5%
CRH PLC	75,320	4,122,264

Metals & Mining – 3.6%
Anglo American PLC	140,590	3,860,544
ArcelorMittal SA	161,440	4,041,821
Endeavour Mining PLC	115,263	2,225,027

		10,127,392

		22,518,076

Energy – 6.7%
Energy Equipment & Services – 2.6%
Shell PLC(a)	221,270	7,123,318

Oil, Gas & Consumable Fuels – 4.1%
Cameco Corp.	122,550	4,862,300
Repsol SA	395,565	6,506,651

		11,368,951

		18,492,269

Information Technology – 5.1%
Semiconductors & Semiconductor Equipment – 3.7%
NXP Semiconductors NV	14,140	2,826,869
SK Hynix, Inc.	39,440	3,339,173
Tokyo Electron Ltd.	29,400	4,015,812

		10,181,854

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co., Ltd.	80,670	$4,078,200

		14,260,054

Utilities – 3.2%
Electric Utilities – 3.2%
EDP - Energias de Portugal SA	1,026,964	4,270,060
Enel SpA(a)	730,010	4,476,963

		8,747,023

Real Estate – 1.4%
Real Estate Management & Development – 1.4%
Daito Trust Construction Co., Ltd.	37,600	3,960,544

Total Common Stocks (cost $254,121,204)		267,487,187

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d) (e) (f) (cost $6,362,848)	6,362,848	6,362,848

Total Investments Before Security Lending Collateral for Securities Loaned – 98.8% (cost $260,484,052)		273,850,035

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d) (e) (f) (cost $3,383,025)	3,383,025	3,383,025

Total Investments – 100.0% (cost $263,867,077)(g)		277,233,060
Other assets less liabilities – 0.0%		56,005

Net Assets – 100.0%		$277,289,065

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	7,129	USD	1,431	10/03/2023	$12,682
Bank of America, NA	USD	1,424	BRL	7,129	10/03/2023	(5,367)
Bank of America, NA	USD	1,024	EUR	932	10/12/2023	(37,853)
Bank of America, NA	JPY	122,603	USD	837	10/19/2023	14,978
Bank of America, NA	KRW	1,013,630	USD	790	10/26/2023	40,135
Bank of America, NA	USD	1,425	BRL	7,129	11/03/2023	(12,529)
Bank of America, NA	USD	16,209	AUD	25,013	11/08/2023	(108,114)
Bank of America, NA	USD	1,453	MXN	25,188	11/16/2023	(18,193)
Bank of America, NA	USD	2,369	NOK	25,544	12/07/2023	23,308

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	1,219	CNH	8,856	01/11/2024	$(54)
Barclays Bank PLC	JPY	106,041	USD	719	10/19/2023	7,131
Barclays Bank PLC	USD	779	JPY	114,491	10/19/2023	(10,552)
Barclays Bank PLC	USD	3,563	SGD	4,849	11/16/2023	(9,176)
Citibank, NA	EUR	3,507	USD	3,816	10/12/2023	107,251
Citibank, NA	USD	854	EUR	774	10/12/2023	(35,197)
Citibank, NA	USD	792	JPY	116,448	10/19/2023	(10,701)
Citibank, NA	KRW	9,443,238	USD	7,412	10/26/2023	422,688
Citibank, NA	CAD	5,438	USD	4,020	10/27/2023	15,360
Citibank, NA	GBP	3,436	USD	4,284	11/17/2023	91,079
Deutsche Bank AG	USD	1,586	ILS	5,848	10/18/2023	(52,175)
Deutsche Bank AG	CAD	941	USD	697	10/27/2023	4,178
Goldman Sachs Bank USA	EUR	769	USD	820	10/12/2023	6,792
Goldman Sachs Bank USA	USD	1,022	EUR	925	10/12/2023	(44,016)
Goldman Sachs Bank USA	USD	8,459	CHF	7,551	11/16/2023	(170,871)
Morgan Stanley Capital Services, Inc.	BRL	7,129	USD	1,424	10/03/2023	5,367
Morgan Stanley Capital Services, Inc.	USD	1,448	BRL	7,129	10/03/2023	(29,655)
Morgan Stanley Capital Services, Inc.	EUR	1,666	USD	1,789	10/12/2023	27,274
Morgan Stanley Capital Services, Inc.	USD	1,672	EUR	1,547	10/12/2023	(35,918)
Morgan Stanley Capital Services, Inc.	USD	6,128	JPY	878,843	10/19/2023	(231,639)
Morgan Stanley Capital Services, Inc.	USD	1,892	GBP	1,548	11/17/2023	(2,450)
Natwest Markets PLC	EUR	25,257	USD	27,856	10/12/2023	1,143,479
Standard Chartered Bank	EUR	1,262	USD	1,347	10/12/2023	11,597
State Street Bank & Trust Co.	EUR	975	USD	1,041	10/12/2023	9,767
State Street Bank & Trust Co.	USD	2,742	EUR	2,562	10/12/2023	(32,802)
State Street Bank & Trust Co.	USD	1,355	JPY	196,157	10/19/2023	(38,971)
State Street Bank & Trust Co.	USD	918	CHF	833	11/16/2023	(3,943)
State Street Bank & Trust Co.	USD	8,626	SEK	94,953	12/07/2023	89,665
UBS AG	JPY	156,188	USD	1,074	10/19/2023	26,447
UBS AG	USD	406	KRW	537,874	10/26/2023	(7,709)
UBS AG	SEK	8,601	USD	786	12/07/2023	(3,721)

						$1,157,572

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $5,779,326 or 2.1% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,991,209 and gross unrealized depreciation of investments was $(20,467,654), resulting in net unrealized appreciation of $14,523,555.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2023 (unaudited)

21.1%	Japan
17.6%	United Kingdom
16.9%	France
6.6%	Switzerland
5.4%	United States
4.8%	Netherlands
4.8%	Germany
2.9%	Italy
2.7%	South Korea
2.4%	Spain
1.8%	Australia
1.8%	Canada
1.6%	Belgium
7.3%	Other
2.3%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.6% or less in the following: Austria, Ireland, Luxembourg, Portugal and South Africa.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$—	$42,385,066		$—	$42,385,066
Consumer Discretionary	—	36,895,912		—	36,895,912
Financials	—	36,182,986		—	36,182,986
Consumer Staples	1,351,993	33,035,570		—	34,387,563
Health Care	—	26,877,604		—	26,877,604
Communication Services	2,683,568	20,096,522		—	22,780,090
Materials	4,122,264	18,395,812		—	22,518,076
Energy	4,862,300	13,629,969		—	18,492,269
Information Technology	2,826,869	11,433,185		—	14,260,054
Utilities	—	8,747,023		—	8,747,023
Real Estate	—	3,960,544		—	3,960,544
Short-Term Investments	6,362,848	—		—	6,362,848
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,383,025	—		—	3,383,025

Total Investments in Securities	25,592,867	251,640,193	(a)	—	277,233,060
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	2,059,178		—	2,059,178
Liabilities:
Forward Currency Exchange Contracts	—	(901,606)		—	(901,606)

Total	$25,592,867	$252,797,765		$—	$278,390,632

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2023 is as follows:

Fund	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,934	$82,620	$81,191	$6,363	$181
Government Money Market Portfolio*	0	30,121	26,738	3,383	66

Total	$4,934	$112,741	$107,929	$9,746	$247

*	Investments of cash collateral for securities lending transactions.